Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 486,258	R$ 662,830
Financial investments	291,363	984,112
Trade receivables	850,683	739,699
Inventories	269,585	195,638
Deposits	191,184
Advance to suppliers and third parties	270,342	318,769
Recoverable taxes	176,391	186,955
Derivative assets	4,936	12,526
Other credits and amounts	147,299	144,822
Total current assets	2,688,041	3,245,351
Non-current assets
Financial investments	82,326	189,830
Deposits	1,757,842	2,058,455
Advance to suppliers and third parties	76,138	89,701
Recoverable taxes	72,976	318,404
Deferred taxes	75,799	53,563
Other credits and amounts	41,718	34,338
Derivative assets	109,124	116,283
Investments - equity method		815
Property, plant and equipment	7,675,170	4,960,288
Intangible assets	1,823,209	1,747,108
Total non-current assets	11,714,302	9,568,785
Total	14,402,343	12,814,136
Current liabilities
Loans and financing	634,614	2,353,279
Leases	2,057,687	1,317,008
Suppliers	1,820,056	1,612,536
Suppliers – factoring	22,733
Salaries, wages and benefits	374,576	334,670
Taxes payable	122,036	73,614
Landing fees	911,174	907,958
Advance ticket sales	2,670,469	2,050,799
Mileage program	1,298,782	1,258,502
Advances from customers	237,092	27,897
Provisions	477,324	169,381
Derivatives liabilities		5,297
Other liabilities	455,251	287,275
Total current liabilities	11,081,794	10,398,216
Non-current liabilities
Loans and financing	11,265,416	7,623,687
Leases	8,705,297	6,267,184
Suppliers	78,914	32,658
Salaries, wages and benefits	25,919
Taxes payable	24,414	32,362
Landing fees	277,060
Mileage program	318,349	322,460
Provisions	3,109,998	1,353,515
Deferred taxes	411	219,634
Other liabilities	568,449	331,479
Total non-current liabilities	24,374,227	16,182,979
Equity (deficit)
Capital stock	4,039,112	3,009,436
Advances for future capital increase	3	1,180
Treasury shares	(41,514)	(62,215)
Capital reserves	208,711	207,246
Equity valuation adjustments	(1,053,082)	(577,369)
Accumulated losses	(24,206,908)	(16,985,370)
Deficit attributable to equity holders of the parent company	(21,053,678)	(14,407,092)
Non-controlling interest (NCI)		640,033
Total deficit	(21,053,678)	(13,767,059)
Total liabilities and deficit	R$ 14,402,343	R$ 12,814,136